Financial Statement Correction of an Immaterial Misstatement	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Financial Statement Correction of an Immaterial Misstatement

Note 16. Financial Statement Correction of an Immaterial Misstatement

During the first quarter of 2019, the Company identified certain adjustments required to correct balances within notes payable, accretion of debt discount, and the gain on extinguishment of debt relating to the modification to the June 2018 Note that had occurred on December 10, 2018. The Company had incorrectly calculated the fair value of the June 2018 Note as the date of its modification, which in turn, led the Company to calculate an incorrect gain on extinguishment and an incorrect accretion of debt discount. The errors discovered resulted in an overstatement of the Company’s notes payable balance of $566 as of December 31, 2018, and an overstatement of the accretion of debt discount of $14 and understatement on the gain on extinguishment of $580 for the year ended December 31, 2018.

Based on an analysis of Accounting Standards Codification (“ASC”) 250 – “Accounting Changes and Error Corrections” (“ASC 250”), Staff Accounting Bulletin 99 – “Materiality” (“SAB 99”) and Staff Accounting Bulletin 108 – “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements” (“SAB 108”), the Company determined that these errors were immaterial to the previously-issued consolidated financial statements for the year ended December 31, 2018. In accordance with ASC 250, the Company has corrected these immaterial errors to its consolidated financial statements as of and for the year ended December 31, 2018 presented in this registration statement.

The effect on these revisions on the Company’s consolidated balance sheet and consolidated statement of operations and comprehensive loss as of and for the year ended December 31, 2018 is as follows:

	As previously reported at December 31, 2018	Adjustment	As revised at December 31, 2018
Notes payable, net of discount	$1,851	$(566)	$1,285
Total current liabilities	2,398	(566)	1,832
Total liabilities	2,398	(566)	1,832
Accumulated deficit	(405,285)	566	(404,719)
Total stockholders’ deficit	(1,875)	566	(1,309)

	As previously reported for the year ended December 31, 2018	Adjustment	As revised for the year ended December 31, 2018
Accretion of debt discount	$(905)	$(14)	$(919)
Gain on extinguishment of debt	1,295	580	1,875
Total other non-operating income	74	566	640
Net loss	(23,849)	566	(23,283)
Net loss attributable to common stockholders	(26,363)	566	(25,797)